Schedule of hedge position (Details) - BRL (R$)	Feb. 10, 2022	Jan. 07, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Notional value	R$ 750	R$ 2,000
Swap with hedge accounting [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Notional value			R$ 1,888,000,000	R$ 309,000,000
Fair value			1,869,000,000	335,000,000
Long position [member] | Fixed rate [member]
IfrsStatementLineItems [Line Items]
Notional value			106,000,000	106,000,000
Fair value			60,000,000	72,000,000
Long position [member] | USD + Fixed [member]
IfrsStatementLineItems [Line Items]
Notional value			282,000,000	203,000,000
Fair value			281,000,000	263,000,000
Long position [member] | Hedge C R I [Member]
IfrsStatementLineItems [Line Items]
Notional value			1,500,000,000
Fair value			1,528,000,000
Short position [member]
IfrsStatementLineItems [Line Items]
Notional value			(1,888,000,000)	(309,000,000)
Fair value			(1,873,000,000)	(267,000,000)
Net hedge position [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair value			R$ (4,000,000)	R$ 68,000,000